Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	26,027	41,496
Restricted cash	1,650	1,180
Restricted cash, non-current	4,800	2,950
Cash and cash equivalents and restricted cash	32,477	45,626